Right-of-Use Assets and Operating Lease Liabilities - Schedule of Future Minimum Payments Under Long-Term Non-Cancellable Operating Leases (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Future Minimum Payments Under Long-Term Non-Cancellable Operating Leases [Abstract]
Within 1 year	$ 247,284
1 year – 2 year	213,572
2 year – 3 year	132,063
Total operating lease payments	592,919
Less: imputed interest	(20,747)
Total operating lease obligation	572,172
Less: current portion of operating lease liabilities	(234,490)	$ (42,830)
Long-term operating lease liabilities	$ 337,682